Life Sciences Series
Life Sciences Series Summary Section
Investment Goal
The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in the life sciences industry.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (paid directly from your investment)
Shareholder Fees (USD $)	Life Sciences Series
Shareholder Fees (paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Life Sciences Series
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.11%
Acquired Fund Fee and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.12%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Life Sciences Series	114	356	617	1,363

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 84% of the average value of its portfolio.
Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies involved in the life sciences industry. Examples of the companies in which the Series may invest include those in the following areas: pharmaceuticals, biotechnology, medical products and supplies, health care services, and environmental services. A company will be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from the life sciences industry, or (ii) it has been classified (such as in the Global Industry Standard Classification system) in the life sciences industry by a governmental authority, index provider, rating agency or similar third party.

The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may invest in stocks of small, large, or mid-size companies. The Series may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate income for the Series by writing (selling) options on the underlying security.

The Advisor uses in-depth analysis to identify trends within the life sciences sector and then uses a “bottom-up” strategy, focusing on individual security selection to choose stocks. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
  Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
  Companies trading at very low valuations relative to fundamental or break-up value.
The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower the Series’ performance and increase the likelihood of capital gain distributions.
Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in life sciences or related industries. These risks include the following:
  The stocks of life science-related companies may underperform other sectors or the market as a whole.
  The stocks of life science-related companies may experience greater price volatility than other types of common stocks.
  Life science-related stocks may be particularly sensitive to changes in the regulatory and economic environment.
Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The Series is subject to the following risks due to its ability to invest in options:
  Options, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option may not correlate perfectly with the underlying investment.
  The Series may not be able to receive amounts payable to it under its options contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in options contracts may not be as liquid as the Series’ other investments.
The Series may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPO), and may at times dispose of those shares shortly after their acquisition. The Series’ purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The Series was previously active from October 7, 1992 to September 21, 1995. The Series was redeemed in full on September 21, 1995 and was reactivated on November 5, 1999. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and the S&P 500® Health Care Index, a sub-index of the S&P 500® Total Return Index that includes the stocks of companies involved in the business of health care related products and services and therefore provides information on the performance of the health care sector of the market. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns Highest (quarter ended 06/30/09): 21.88% Lowest (quarter ended 12/31/08): (28.38)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns	1 Year	5 Years	10 Years	Since Current Activation	Inception Date
Life Sciences Series	(7.33%)	1.81%	4.39%	10.79%	Nov. 05, 1999
Life Sciences Series Return After Taxes on Distributions	(7.75%)	1.25%	3.14%	7.88%	Nov. 05, 1999
Life Sciences Series Return After Taxes on Distributions and Sale of Series Shares	(4.25%)	1.36%	3.30%	7.87%	Nov. 05, 1999
Life Sciences Series S&P 500 Index (reflect no deduction for fees, expenses, or taxes)	2.12%	(0.24%)	2.93%	1.14%	Nov. 05, 1999
Life Sciences Series S&P 500 Health Care Index (reflects no deduction for fees, expenses, or taxes)	12.74%	2.86%	2.27%	2.54%	Nov. 05, 1999

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.